Employee benefits (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [Line Items]
Key management personnel compensation		$ 22,858	$ 22,598	$ 27,907
Number of shares effected		47,687
Weighted average share price		$ 41.93
Executive Compensation Plan [Member]
Employee benefits [Line Items]
Key management personnel compensation		$ 117	$ 875
Number of shares effected		177,905	427,652
Executive Compensation Plan [Member] | Two Thousand And Twenty Bonus [Member]
Employee benefits [Line Items]
Key management personnel compensation	$ 8,500
Men [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		65 years	65 years	65 years
Men [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		65 years
Women [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		60 years	60 years	60 years
Women [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		60 years